UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]
1.	Investment Company Act File Number: 811-08050 Date of Notification: June 25, 2010

2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office:

345 Park Avenue New York, NY 10154

4.	Check one of the following:
A.	☑ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ Barbara Pires

NAME:	Barbara Pires

TITLE:	Chief Compliance Officer, Vice President and Assistant Secretary